Goodwill and Intangibles - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2014	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013
Goodwill impairment		$ 8,966,443	$ 8,966,443
Revenue projection, FIN	22.00%		7.00%
Discount rate used to determine impairment			19.00%	25.00%